Loan receivables in the financial services segment	12 Months Ended
Dec. 31, 2025
Loan Receivables [Abstract]
Loan receivables in the financial services segment	Loan receivables in the financial services segment

	2025	2024
(in $ millions)	$	$
Non-current
Non-current loan receivables	443	112
Less: Loss allowance (see Note 25)	(23)	(7)
	420	105
Current
Current loan receivables	835	474
Less: Loss allowance (see Note 25)	(75)	(43)
	760	431
These financial assets comprise:
•term loans provided to merchant-partners, driver-partners and consumers, and
•loans provided to individuals and businesses through the digital banking business.
The exposure of loan receivables to relevant financial risks (credit, currency and interest rate risk) is disclosed in Note 25.